OPERATING LEASES - Future minimum lease payments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Future minimum lease payments under non-cancelable operating leases
2022 (remaining six months)	$ 625
2023	718
2024	566
2025	252
2026	219
Thereafter	438
Total operating lease payments	2,818	$ 2,189
Less: Imputed interest	(362)
Total operating lease liabilities	$ 2,456